Estimated Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Investment, Fair Value and NAV [Line Items]
Estimate Fair Value and Carrying Value of Financial instruments of the Master Trust Not Measured at Fair Value
The following tables present the fair value of the financial instruments of the Master Trust by level within the fair value hierarchy as of December 31, 2025 and December 31, 2024.

Master Trust investment assets measured at fair value on a recurring basis as of December 31, 2025
	Level 1	Level 2	Level 3	Total carrying value
Common and preferred stock	$2,657,267,606	$—	$—	$2,657,267,606
Self-directed accounts	160,452,693	—	—	160,452,693
Collective trust funds	—	7,813,633,928	—	7,813,633,928
U.S. Treasury	202,209,347	3,392,976	—	205,602,323
U.S. government securities	—	41,166,176	—	41,166,176
Corporate bonds	—	2,530,265,931	—	2,530,265,931
State and political subdivisions	—	61,211,649	—	61,211,649
Sovereign debt/sovereign guaranteed	—	25,658,479	—	25,658,479
Supranational	—	514,778	—	514,778
Exchange-traded funds	8,523,631	—	—	8,523,631
Funds of funds (a)	—	2,481,568,894	—	2,481,568,894
Interest-bearing cash	—	6,753,768	—	6,753,768
Derivative instruments	(282,225)	—	—	(282,225)
Investment contracts with insurance companies	—	—	77,358,417	77,358,417
Total Master Trust investments in the fair value hierarchy	$3,028,171,052	$12,964,166,579	$77,358,417	$16,069,696,048
Other assets measured at NAV:
Hedge fund of funds				222,861,128
Venture capital and partnership interests				3,007,454
Total Master Trust investments at fair value				$16,295,564,630
(a)    Underlying funds include investments in common and preferred stock, fixed income securities and mutual funds.

Master Trust investment assets measured at fair value on a recurring basis as of December 31, 2024
	Level 1	Level 2	Level 3	Total carrying value
Common and preferred stock	$2,170,706,402	$—	$—	$2,170,706,402
Self-directed accounts	144,172,700	—	—	144,172,700
Collective trust funds	—	6,989,085,150	—	6,989,085,150
U.S. Treasury	205,843,512	—	—	205,843,512
U.S. government securities	—	40,300,147	—	40,300,147
Corporate bonds	—	2,465,935,344	—	2,465,935,344
State and political subdivisions	—	65,250,937	—	65,250,937
Sovereign debt/sovereign guaranteed	899,735	20,146,212	—	21,045,947
Supranational	—	197,690	—	197,690
Exchange-traded funds	7,376,917	—	—	7,376,917
Funds of funds (a)	—	2,342,196,258	—	2,342,196,258
Interest-bearing cash	—	3,832,068	—	3,832,068
Derivative instruments	(252,316)	—	—	(252,316)
Investment contracts with insurance companies	—	—	82,959,748	82,959,748
Total Master Trust investments in the fair value hierarchy	$2,528,746,950	$11,926,943,806	$82,959,748	$14,538,650,504
Other assets measured at NAV:
Hedge fund of funds				233,631,668
Venture capital and partnership interests				4,078,669
Total Master Trust investments at fair value				$14,776,360,841
(a)    Underlying funds include investments in common and preferred stock, fixed income securities and mutual funds.
The tables below present a roll forward of the Master Trust investments classified in Level 3 of the valuation hierarchy for the years ended December 31, 2025 and December 31, 2024.

Master Trust fair value measurements using significant unobservable inputs for the year ended December 31, 2025
Investment contracts with insurance companies

Fair value at December 31, 2024	$82,959,748
Total losses included in changes in net assets	(5,601,331)
Fair value at December 31, 2025	$77,358,417
Change in unrealized loss for the period included in changes in net assets for assets held at the end of the reporting period	$(5,601,331)

Master Trust fair value measurements using significant unobservable inputs for the year ended December 31, 2024
Investment contracts with insurance companies

Fair value at December 31, 2023	$91,548,840
Total losses included in changes in net assets	(8,589,092)
Fair value at December 31, 2024	$82,959,748
Change in unrealized loss for the period included in changes in net assets for assets held at the end of the reporting period	$(8,589,092)
The tables below present information about the Master Trust’s investments valued at the funds’ NAV, as a practical expedient, which also have unfunded commitments and/or redemption provisions.

Master Trust investments valued using NAV as of December 31, 2025
	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Hedge fund of funds	$222,861,128	$—	Monthly	30 days
Venture capital and partnership interests	3,007,454	—	N/A	N/A
Total	$225,868,582	$—
N/A – Not applicable.

Master Trust investments valued using NAV as of December 31, 2024
	Fair value	Unfunded commitments	Redemption frequency	Redemption notice period
Hedge fund of funds	$233,631,668	$—	Monthly	30-45 days
Venture capital and partnership interests	4,078,669	—	N/A	N/A
Total	$237,710,337	$—
N/A – Not applicable.
The following tables present the estimated fair value and carrying value of financial instruments of the Master Trust not measured at fair value.

Summary of Master Trust financial instruments	December 31, 2025
				Estimated fair value	Carrying value
	Level 1	Level 2	Level 3
Assets:
Cash	$139,127	$—	$—	$139,127	$139,127
Fully benefit-responsive investment contracts	—	291,489,554	—	291,489,554	303,642,736
Pending investment sales and other receivables	—	204,386,874	—	204,386,874	204,386,874
Assets held as collateral under securities lending	—	501,778,785	—	501,778,785	501,778,785
Total	$139,127	$997,655,213	$—	$997,794,340	$1,009,947,522
Liabilities:
Pending investment purchases and other liabilities	$—	$16,338,824	$—	$16,338,824	$16,338,824
Payable upon return of securities loaned	—	501,778,785	—	501,778,785	501,778,785
Total	$—	$518,117,609	$—	$518,117,609	$518,117,609

Summary of Master Trust financial instruments	December 31, 2024
				Estimated fair value	Carrying value
	Level 1	Level 2	Level 3
Assets:
Cash	$216,936	$—	$—	$216,936	$216,936
Fully benefit-responsive investment contracts	—	303,396,284	—	303,396,284	326,101,726
Pending investment sales and other receivables	—	217,087,639	—	217,087,639	217,087,639
Assets held as collateral under securities lending	—	390,872,379	—	390,872,379	390,872,379
Total	$216,936	$911,356,302	$—	$911,573,238	$934,278,680
Liabilities:
Pending investment purchases and other liabilities	$—	$19,430,699	$—	$19,430,699	$19,430,699
Payable upon return of securities loaned	—	390,872,379	—	390,872,379	390,872,379
Total	$—	$410,303,078	$—	$410,303,078	$410,303,078